Apr. 27, 2016
Small Cap Value Fund
Small Cap Value Fund
VALIC COMPANY II Small Cap Value Fund Supplement dated April 27, 2016 to the Fund’s Prospectus dated January 1, 2016, as supplemented and amended to date

On the Effective Date, the following changes will become effective:

In the section entitled “Fund Summary: Small Cap Value Fund – Performance Information,” the second and third paragraphs are deleted in their entirety and replaced with the following:

SunAmerica Asset Management, LLC (“SAAMCo”) was a co-subadviser of the Fund from February 28, 2010 to December 14, 2012. Effective February 8, 2010, Wells Capital Management Incorporated (f/k/a Metropolitan West Capital Management, LLC) (“WellsCap”) assumed co-subadvisory duties. As of January 1, 2002, J.P. Morgan Investment Management Inc. (“JPMIM”) (and its predecessors) assumed management of the Fund.

JPMIM manages approximately 58% of the Fund’s assets and WellsCap manages approximately 42% of the Fund’s assets. The percentage of the Fund’s assets each subadviser manages may change from time-to-time at the discretion of Fund’s investment adviser, The Variable Annuity Life Insurance Company (“VALIC”).